UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	John Cornish
Address:	Two International Place

	Boston, MA 02110
13F File Number:	28-5362
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	John Cornish
Title:    	Trustee
Phone:    	800-520-2427
Signature, 	Place,	and Date of Signing:
John Cornish 	Boston, Massachusetts    	March 31, 2009
Report Type (Check only one.):
	[  ]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[X]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
Thomas H.P. Whitney Jr.	28-4918
F. Davis Dassori	28-2710
William A. Lowell	28-6476

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	3
Form 13F Information Table Entry Total:   	 34
Form 13F Information Table Value Total:   	$ 12,870

List of Other Included Managers:


No.  13F File Number 	Name

01   28-4918	Thomas H.P. Whitney Jr.
02   28-2710 	F. Davis Dassori
03   28-6476  	William A.Lowell

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

Choate Default Bank                                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          4/6/2009
MANAGER John M. Cornish                                           AS OF 3/31/2009
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
AT&T Inc                            Common Stock    00206R102       40     1590 SH SOLE                         1590
AT&T Inc                            Common Stock    00206R102      265    10500 SH OTHER                       10500
Automatic Data Processing           Common Stock    053015103      204     5800 SH OTHER                        5800
Berkshire Hathaway Inc Del Cl B     Common Stock    084670207      429      152 SH OTHER                         152
CGM Tr                              Exchange Traded 125325506      448 9948.135 SH OTHER                     948.135
Chevron Corporation                 Common Stock    166764100      141     2100 SH SOLE                         2100
Chevron Corporation                 Common Stock    166764100      500     7430 SH OTHER                        7430
Coca Cola Co                        Common Stock    191216100      550    12525 SH OTHER                       12525
Exxon Mobil Corp                    Common Stock    30231G102     1063    15605 SH OTHER                       15605
General Elec Co                     Common Stock    369604103       37     3700 SH SOLE                         3700
General Elec Co                     Common Stock    369604103      412    40738 SH OTHER                       40738
Honeywell Intl Inc                  Common Stock    438516106      370    13275 SH OTHER                       13275
International Business Machs        Common Stock    459200101      416     4289 SH OTHER                        4289
IShares Trust                       Exchange Traded 464287465      565    15030 SH OTHER                       15030
S&P Small Cap 600 Fund              Exchange Traded 464287804      215     5910 SH OTHER                        5910
JPMorgan USD Emerging Mkts Bd Fd    Alternative     464288281      438     5120 SH SOLE                         5120
JPMorgan USD Emerging Mkts Bd Fd    Alternative     464288281      301     3520 SH OTHER                        3520
Johnson & Johnson                   Common Stock    478160104      936    17802 SH OTHER                       17802
Merck & Co Inc                      Common Stock    589331107       45     1700 SH SOLE                         1700
Merck & Co Inc                      Common Stock    589331107      421    15750 SH OTHER                       15750
Microsoft Corp                      Common Stock    594918104       11      600 SH SOLE                          600
Microsoft Corp                      Common Stock    594918104      245    13330 SH OTHER                       13330
Midcap Spdr                         Exchange Traded 595635103      580     6550 SH OTHER                        6550
Pepsico Inc                         Common Stock    713448108       18      350 SH SOLE                          350
Pepsico Inc                         Common Stock    713448108      190     3695 SH OTHER                        3695
Procter & Gamble Co                 Common Stock    742718109       55     1170 SH SOLE                         1170
Procter & Gamble Co                 Common Stock    742718109      992    21072 SH OTHER                       21072
Spdr Index Shs Fds                  Alternative     78463X863       92     4190 SH SOLE                         4190
Spdr Index Shs Fds                  Alternative     78463X863      174     7895 SH OTHER                        7895
Spdr Ser Tr                         Alternative     78464A516     1361    26600 SH SOLE                        26600
Spdr Ser Tr                         Alternative     78464A516      696    13605 SH OTHER                       13605
Walgreen Co                         Common Stock    931422109      396    15260 SH OTHER                       15260
Wyeth                               Common Stock    983024100       34      800 SH SOLE                          800
Wyeth                               Common Stock    983024100      230     5352 SH OTHER                        5352

FINAL TOTALS FOR 34 RECORDS                                       12870